Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 26, 2022	Dec. 31, 2021	Sep. 25, 2021
Commitments and Contingencies
8. Commitments and Contingencies
Contingencies
Liabilities for any loss contingencies arising from claims, assessments, litigation, fines, penalties, and other matters are recorded when it is probable that the liability has been incurred and the amount of the liability can be reasonably estimated. As of March 26, 2022, the Company had made appropriate provisions related to such matters and does not believe that such matters will have a material adverse effect on the Company’s consolidated operations, financial position, or liquidity.
Indemnifications
In the ordinary course of business, the Company enters into various contracts under which it may agree to indemnify other parties for losses incurred from certain events as defined in the relevant contract, such as litigation, regulatory penalties, or claims relating to past performance. Such indemnification obligations may not be subject to maximum loss clauses. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification obligations. As a result, the Company believes the estimated fair value of these obligations is minimal. Accordingly, the Company has no liabilities recorded for these obligations as of March 26, 2022 and September 25, 2021.
Warranty
The Company provides a limited warranty on its warehouse automation systems and has established a reserve for warranty obligations based on estimated warranty costs. The reserve is included as part of accrued expenses and other long-term liabilities in the accompanying consolidated balance sheets.
Activity related to the warranty accrual was as follows (in thousands):

	Three Months Ended		Six Months Ended
	March 26, 2022	March 27, 2021	March 26, 2022	March 27, 2021
Balance at beginning of period	$3,970	$—	$3,735	$—
Provision	452	—	1,373	—
Warranty usage	(32)	—	(718)	—

Balance at end of period	$4,390	$—	$4,390	$—

12. Commitments and Contingencies
Purchase Obligations
The Company has contractual obligations to purchase goods or services, which specify significant terms, including fixed or minimum quantities to be purchased and fixed minimum, or variable price provisions. The majority of the purchase commitments covered by these arrangements are for periods of less than one year and aggregate to approximately $202.1 million as of September 25, 2021.
Lease Commitments
The Company leases certain of its facilities under operating leases expiring in various years through 2025. Refer to Note 4 for a schedule of future lease payments under noncancelable leases as of September 25, 2021.
Warranty
The Company provides a limited warranty on its warehouse automation system and has established a reserve for warranty obligations based on estimated warranty costs. The reserve is included as part of accrued expenses and other long-term liabilities in the accompanying consolidated balance sheets.
Activity related to the warranty accrual was as follows (in thousands):

	Year Ended
	September 25, 2021	September 26, 2020	September 28, 2019
Balance at beginning of period	$—	$450	$—
Provision	4,652	—	1,750
Warranty usage	(917)	(450)	(1,300)

Balance at end of period	$3,735	$—	$450

Contingencies
Liabilities for any loss contingencies arising from claims, assessments, litigation, fines, penalties, and other matters are recorded when it is probable that the liability has been incurred and the amount of the liability can be reasonably estimated. As of September 25, 2021, the Company had made appropriate provisions related to such matters and does not believe that such matters will have a material adverse effect on the Company’s consolidated operations, financial position, or liquidity.
Indemnifications
In the ordinary course of business, the Company enters into various contracts under which it may agree to indemnify other parties for losses incurred from certain events as defined in the relevant contract, such as litigation, regulatory penalties, or claims relating to past performance. Such indemnification obligations may not be subject to maximum loss clauses. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification obligations. As a result, the Company believes the estimated fair value of these obligations is not material. Accordingly, the Company has no liabilities recorded for these obligations as of September 25, 2021 and September 26, 2020.

SVF INVESTMENT CORP 3 [Member]
Commitments and Contingencies
Note 5 — Commitments and Contingencies
Registration and Shareholder Rights
The holders of the Founder Shares, Private Placement Shares, and any shares that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon the effective date of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders had certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the prospectus to purchase up to 4,000,000 additional shares at the Initial Public Offering price less the underwriting discounts and commissions.
The underwriters fully exercised the over-allotment option on March 11, 2021. The underwriters were entitled to an underwriting discount of $0.20 per unit, or $6.4 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $11.2 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On April 22, 2021, the underwriters made a payment to the Company in an amount of $640,000 to reimburse certain of the expenses in connection with its Initial Public Offering.
Forward Purchase Agreement
The Company entered into a forward purchase agreement (a “Forward Purchase Agreement”) with SVF II SPAC Investment 3 (DE) LLC (the “Forward Purchase Investor”), which provides for the purchase of $150 million forward purchase shares (the “Forward Purchase Shares”), for $10.00 per share, in a private placement to close substantially concurrently with the closing of the initial Business Combination. The Forward Purchase Agreement also provides that the Forward Purchase Investor may elect to purchase up to an additional $50 million of Forward Purchase Shares, for a purchase price of $10.00 per share. Any elections to purchase up to 5,000,000 additional Forward Purchase Shares will take place in one or more private placements in such amounts and at such time as the Forward Purchase Investor determine, but no later than simultaneously with the closing of the initial Business Combination. The Company and the Forward Purchase Investor may determine, by mutual agreement, to increase the number of additional Forward Purchase Shares at any time prior to the initial Business Combination. The obligations under the Forward Purchase Agreement do not depend on whether any
Class A ordinary shares are redeemed by the Public Shareholders. The forward purchase securities will be issued only in connection with the closing of the initial Business Combination. The proceeds from the sale of forward purchase securities may be used as part of the consideration to the sellers in the initial Business Combination, expenses in connection with the initial Business Combination or for working capital in the post-transaction company. On
March 23, 2022, the Forward Purchase Investor elected to purchase an additional $50 million of Forward Purchase Shares, for a purchase price of
$10.00 per share, subject to and on the terms set out in such election and the Forward Purchase Agreement. The Forward Purchase Agreement should be classified within shareholders’ deficit, and the Forward Purchase Agreement is considered indexed to the Company’s own share under ASC Topic
815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity. As such, the Forward Purchase Agreement meets the scope exception in
ASC

815-10-15-74(a) to derivative accounting and; therefore, the Forward Purchase Agreement should be classified in shareholders’ deficit.
Advisory Fees
In connection with the Business Combination the Company entered into agreements with certain thirds parties which will be entitled to an advisory fee of approximately $9.0 million to be paid upon closing of the Business Combination.

Note 5—Commitments and Contingencies
Registration and Shareholder Rights
The holders of the Founder Shares, Private Placement Shares, and any shares that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon the effective date of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders had certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters
a 45-day
option from the date of the prospectus to purchase up to 4,000,000 additional shares at the Initial Public Offering price less the underwriting discounts and commissions.
The underwriters fully exercised the over-allotment option on March 11, 2021. The underwriters were entitled to an underwriting discount of $0.20 per unit, or $6.4 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $11.2 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On April 22, 2021, the underwriters made a payment to the Company in an amount of $640,000 to reimburse certain of the expenses in connection with its Initial Public Offering.
Forward Purchase Agreement
The Company entered into a forward purchase agreement (a “Forward Purchase Agreement”) with SVF II SPAC Investment 3 (DE) LLC (the “Forward Purchase Investor”), which provides for the purchase of $150 million forward purchase shares (the “Forward Purchase Shares”), for $10.00 per share, in a private placement to close substantially concurrently with the closing of the initial Business Combination. The Forward Purchase Agreement also provides that the Forward Purchase Investor may elect to purchase up to an additional $50 million of Forward Purchase Shares, for a purchase price of $10.00 per share. Any elections to purchase up to 5,000,000 additional Forward Purchase Shares will take place in one or more private placements in such amounts and at such time as the Forward Purchase Investor determine, but no later than simultaneously with the closing of the initial Business Combination. The Company and the Forward Purchase Investor may determine, by mutual agreement, to increase the number of additional Forward Purchase Shares at any time prior to the initial Business Combination.
The obligations under the Forward Purchase Agreement do not depend on whether any Class A ordinary shares are redeemed by the Public Shareholders. The forward purchase securities will be issued only in connection with the closing of the initial Business Combination. The proceeds from the sale of forward purchase securities may be used as part of the consideration to the sellers in the initial Business Combination, expenses in connection with the initial Business Combination or for working capital in the post-transaction company
.